Right-of-use Assets and Lease Liabilities - Profit and loss impact (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [Line Items]
Interest expense on lease liabilities	$ 1,291	$ 2,679	$ 1,507
Short-term lease expense	2,713	4,314	15,965
Expenses related to lease recognised in profit or loss	18,121	25,382	30,841
Vessels and equipment
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation, right-of-use assets	11,015	15,899	10,616
Office leases
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation, right-of-use assets	$ 3,102	$ 2,490	$ 2,753